Condensed Financial Information of the Parent Company (Details) - Schedule of statements of financial position - parent company only - USD ($)		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and cash equivalents		$ 15,853,811	$ 10,129,910	$ 7,687,721	$ 5,461,565
Goodwill		329,534
Total assets		41,752,237	35,974,827
Trade and other payables		1,028,721	1,540,411
Total liabilities		35,227,258	38,134,845
Equity
Ordinary Shares –Authorized 300,000,000 shares, par value $0.003 (2020: Authorized 100,000,000 shares*)		63,606	52,069
Subscription receivable		(50,000)	(50,000)
Additional paid in capital		15,379,595	2,082,795
Legal reserve		223,500	223,500
Accumulated other comprehensive income		821,527	204,249
Capital & reserves		6,485,044	(2,209,681)
Total liabilities and equity		41,752,237	35,974,827
Parent [Member]
Assets
Cash and cash equivalents		5,129,248	1,030,340
Other receivables		5,833
Goodwill		329,534
Investment in subsidiaries		5,731,576	1,823,463
Total assets		11,196,191	2,853,803
Trade and other payables		135,295	116,084
Long-term borrowings from related company		4,575,852	4,947,400
Total liabilities		4,711,147	5,063,484
Equity
Ordinary Shares –Authorized 300,000,000 shares, par value $0.003 (2020: Authorized 100,000,000 shares*)	[1]	63,606	52,069
Subscription receivable		(50,000)	(50,000)
Additional paid in capital		15,603,631	2,082,795
Legal reserve		223,500	223,500
Accumulated deficit		(10,204,220)	(4,722,294)
Capital & reserves		6.485044	(2,209,681)
Total liabilities and equity		$ 11,196,191	$ 2,853,803

[1]	Giving retroactive effect to the reverse split on August 20, 2021.